Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549                                         November 14, 1995


                             Rule 24F-2 notice for
                               The Cardinal Group

                     1933 Act registration number 33-59984

        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the registrant, The Cardinal Group, hereby advises as follows:

                1. The fiscal period for which this notice is filed is the period ended September 30, 1995.

                2. The number of securities of the same class registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remain unsold at the beginning of said fiscal period is none.

                3. The number of such securities registered during said fiscal period other than pursuant to Rule 24f-2 is none.

                4. The number of such securities sold during said fiscal period is 301,261. *

                5. The number of such securities sold during said fiscal period in reliance upon registration pursuant to Rule 24f-2 is 301,261. *

* Calculation of filing fee does not include 44,785 shares issued in reinvestment of dividends.


                                               Number           Aggregate
                                             of shares         sales price
                                             ---------         -----------
Units of Beneficial Interest
without par value, sold
during the fiscal period ended
September 30, 1995                             301,261          $3,294,345

Aggregate Redemption Price of
Units of Beneficial Interest,
without par value redeemed
during the fiscal period
ended September 30, 1995                      (603,243)        ($6,342,725)

Aggregate Redemption Price
previously applied pursuant to
Rule 24e-2(a)                                        0                  $0


                                                 Number             Aggregate
                                               of shares           sales price
                                               ---------           -----------
Net Aggregate Sales Price                      (301,982)           ($3,048,380)

Amount of filing fee at 1/29 of
one percent of Aggregate Net
Sales Price(1)                                                           $0.00


                                       The Cardinal Group


                                       By /S/ J. M. Schrack
                                          ---------------------------------
                                          J. M. Schrack, Treasurer



-------------
(1) The filing fee allocated between the two series of The Cardinal Group based upon the actual sales and redemptions experienced by each series.